Fees Summary	Aug. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,476,900.00
Previously Paid Amount	0.00
Total Fee Amount	30,862.16
Total Offset Amount	0.00
Net Fee	$ 30,862.16